Approval of Consolidated Financial Statements	12 Months Ended
Dec. 31, 2024
Disclosure of changes in accounting policies, accounting estimates and errors [Abstract]
Approval of Consolidated Financial Statements	Approval of Consolidated Financial Statements The consolidated financial statements were approved and authorized for issue by the Board of Directors on April 30, 2025.